Supplement dated July 10, 2020
to the Prospectus of the following Fund:
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia Select Mid Cap Value Fund	7/1/2020
Effective immediately, the information under the subsection "Investment Objective" in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Columbia Select Mid Cap Value Fund (the Fund) seeks long-term capital appreciation. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Shareholders should retain this Supplement for future reference.
SUP197_02_007_(07/20)